UNITED STATES
                               SECURITIES AND EXCHANGE COMMISSION
                                     Washington, D.C. 20549

                                            Form 13F

                                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [    ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Kern Capital Management LLC
Address:               114 W. 47th Street, Suite 1926
                       New York, NY  10036

Form 13F File Number:  28-6932

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              John J. Crimmins
Title:             Senior Vice President, Chief Financial and Operating Officer
Phone:             212-944-4726

Signature, Place, and Date of Signing:

/x/     John J. Crimmins                New York, NY                   2/14/08
        [Signature]                     [City, State]                  [Date]

Report Type (Check only one):

[ x ] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[     ] 13 F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                                          Form 13F SUMMARY PAGE



         Report Summary:


         Number of Other Included Managers:                         0

         Form 13F Information Table Entry Total:                   19

         Form 13F Information Table Value Total:                   $34,348,000


         List of Other Included Managers:                          None

DATE: 071231                                                       PAGE:   1



                                         ITEM 4                             INVESTMEN    T       VO     TING AUTHO    RITY
                                          FAIR      I     TEM 5             DISCRETIO    N               (SHARES)
ITEM 1                ITEM 2   ITEM 3    MARKET   SH/PRN  SH/PRN  PUT/CALL    TYPE     ITEM 7  (A)SOLE   (B)SHARED   (C)NONE
ISSUER                CLASS     SECID     VALUE   AMOUNT                                MGRS
                                         (000S)
AIRSPAN NETWORKS INC  COMMON  00950H102     1100  625000  SH                SOLE                625000            0        0
ARTHROCARE CORP       COMMON  043136100     3671   76400  SH                SOLE                 76400            0        0
ARUBA NETWORKS        COMMON  043176106     1717  115143  SH                SOLE                115143            0        0
CVD EQUIP CORP        COMMON  126601103      988  250000  SH                SOLE                250000            0        0
CEPHEID               COMMON  15670R107     1602   60800  SH                SOLE                 60800            0        0
CONCEPTUS INC         COMMON  206016107     1024   53200  SH                SOLE                 53200            0        0
CYBERSOURCE CORP      COMMON  23251J106      628   35324  SH                SOLE                 35324            0        0
CYTORI THERAPEUTICS   SHARES  23283K105     2632  435000  SH                SOLE                435000            0        0
DOUBLE TAKE SOFTWARE  COMMON  258598101     2220  102200  SH                SOLE                102200            0        0
EAGLE TEST SYS INC    COMMOM  270006109     2720  212800  SH                SOLE                212800            0        0
EQUINIX INC           COMMON  29444U502     4407   43600  SH                SOLE                 43600            0        0
FEI CO                COMMON  30241L109     1249   50300  SH                SOLE                 50300            0        0
HMS HOLDINGS CORP     COMMON  40425J101      648   19500  SH                SOLE                 19500            0        0
HARRIS & HARRIS GRP   COMMON  413833104      646   73487  SH                SOLE                 73487            0        0
I-TRAX COM INC        COMMON  45069D203     2645  745100  SH                SOLE                745100            0        0
POWER INTEGRATIONS    COMMON  739276103     1625   47200  SH                SOLE                 47200            0        0
SMITH MICRO SOFTWARE  COMMON  832154108     1121  132400  SH                SOLE                132400            0        0
TOMOTHERAPY INC       COMMON  890088107     1970  100700  SH                SOLE                100700            0        0
VARIAN SEMICONDUC EQ  COMMON  922207105     1735   46900  SH                SOLE                 46900            0        0